Capitalized Software and Intangible Assets, Net - Summary of Capitalized Software and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Capitalized software and intangible assets, gross	$ 2,607	$ 1,270
Less: accumulated amortization	(760)	(214)
Capitalized software and intangible assets, net	1,847	1,056
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Capitalized software and intangible assets, gross	2,591	1,254
Domain name
Finite-Lived Intangible Assets [Line Items]
Capitalized software and intangible assets, gross	$ 16	$ 16